Related Party Transactions and Key Management Personnel - Disclosure of related parties transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Disclosure of transactions between related parties [Line items]
General and administrative expenses	$ 5,148	$ 0
Related party transactions [Member]
Disclosure of transactions between related parties [Line items]
Salaries, consulting and management fees	6,013	3,335
Directors' fees	351	300
General and administrative expenses	843	629
Share-based compensation	7,572	5,181
Total related party transactions	$ 14,779	$ 9,445